Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Prepaid Transmission Access And Distribution, Non-Current	$ 72	$ 75
Deferred licence fees	11	13
Project development costs	47	53
Deferred service costs	12	15
Long-term prepaids and other assets	53	44
Loan receivable	37	33
Keephills Unit 3 transmission deposit	2	4
Total other assets	$ 234	$ 237